Warrants - Summary of Common stock warrant classified (Detail) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021	Jul. 31, 2020	Jun. 30, 2016
Common Stock [Member]
Class of Warrant or Right [Line Items]
Shares	219,839
Common Stock Warrants [Member] | Common Stock [Member] | Two Thousand And Twenty One Common Warrant [Member]
Class of Warrant or Right [Line Items]
Shares	51,724			40,000
Price per Share	$ 1.74			$ 0.22
Preferred Stock Warrants Classified As Equity [Member] | Series D Preferred Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Jul. 24, 2020
Price per Share	$ 1.8118
Expiration Date	Jul. 24, 2025
Common Stock Warrant Classified As Liability [Member] | Common Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Fair Value	$ 1,188
Issuance Date	Mar. 29, 2021
Price per Share	$ 0.82
Expiration Date	Mar. 29, 2031
Common Stock Warrant Classified As Liability [Member] | Common Stock Warrants [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Shares		219,839
Price per Share		$ 0.82
Common Stock Warrants Classified As Equity [Member] | Two Thousand And Twenty One Common Warrant [Member]
Class of Warrant or Right [Line Items]
Shares	91,724
Common Stock Warrants Classified As Equity [Member] | Common Stock [Member] | Two Thousand And Sixteen Common Warrant [Member]
Class of Warrant or Right [Line Items]
Shares	40,000
Common Stock Warrants Classified As Equity [Member] | Common Stock [Member] | Two Thousand And Twenty One Common Warrant [Member]
Class of Warrant or Right [Line Items]
Shares	51,724
Common Stock Warrants Classified As Equity [Member] | Common Stock Warrants [Member] | Two Thousand And Sixteen Common Warrant [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Jun. 14, 2016
Price per Share	$ 0.22
Expiration Date	Jun. 13, 2026
Common Stock Warrants Classified As Equity [Member] | Common Stock Warrants [Member] | Two Thousand And Twenty One Common Warrant [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Sep. 22, 2021
Price per Share	$ 1.74
Expiration Date	Sep. 21, 2031
Series D Redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Shares	874,130
Series D Redeemable Convertible Preferred Stock [Member] | Series D Preferred Stock Warrant [Member]
Class of Warrant or Right [Line Items]
Shares			874,130
Price per Share			$ 1.8118